Trade and other payables - Movement in net accruals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Gross-to-net accruals	$ 19,478
Current estimate related to the sales made in the current year	149,969	$ 46,166
Adjustment for prior year sales	(4,924)
(Credits or payments related to sales made during the year)	(99,049)	(26,689)
(Credits or payments related to sales made during the prior year)	(9,685)
Gross-to-net accruals	55,788	19,478
Rebates and charge backs
Disclosure of subsidiaries [line items]
Gross-to-net accruals	15,398
Current estimate related to the sales made in the current year	123,542	35,426
Adjustment for prior year sales	(4,041)
(Credits or payments related to sales made during the year)	(78,327)	(20,028)
(Credits or payments related to sales made during the prior year)	(6,910)
Gross-to-net accruals	49,662	15,398
Distribution fees, product returns and other
Disclosure of subsidiaries [line items]
Gross-to-net accruals	4,079
Current estimate related to the sales made in the current year	26,427	10,740
Adjustment for prior year sales	(883)
(Credits or payments related to sales made during the year)	(20,722)	(6,661)
(Credits or payments related to sales made during the prior year)	(2,775)
Gross-to-net accruals	$ 6,126	$ 4,079